Non-current assets - property, plant and equipment - Summary of reconciliations of property, plant and equipment (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1	$ 490
Additions		9
Disposals	(1)	(144)
Impairment of assets	(1)	(143)
Depreciation expense		(211)	$ (99)
Ending balance		1	490
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		384
Additions		7
Disposals		(56)
Impairment of assets		(143)
Depreciation expense		(192)	(52)
Ending balance			384
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1	106
Additions		2
Disposals	$ (1)	(88)
Depreciation expense		(19)	(47)
Ending balance		$ 1	$ 106